Provision for legal claims (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Risk Of Loss [Member]
Disclosure of other provisions [line items]
Loss Contigencies	R$ 14,356	R$ 17,333
Judicial Deposits[Member]
Disclosure of other provisions [line items]
Loss Contigencies	1,667	1,505
Civil [Member] | Risk Of Loss [Member]
Disclosure of other provisions [line items]
Loss Contigencies	9,190	11,232
Civil [Member] | Judicial Deposits[Member]
Disclosure of other provisions [line items]
Loss Contigencies	135	129
Tax [Member] | Risk Of Loss [Member]
Disclosure of other provisions [line items]
Loss Contigencies	4,062	4,858
Tax [Member] | Judicial Deposits[Member]
Disclosure of other provisions [line items]
Loss Contigencies	1,143	1,099
Labor [Member] | Risk Of Loss [Member]
Disclosure of other provisions [line items]
Loss Contigencies	825	964
Labor [Member] | Judicial Deposits[Member]
Disclosure of other provisions [line items]
Loss Contigencies	389	277
Environmental [Member] | Risk Of Loss [Member]
Disclosure of other provisions [line items]
Loss Contigencies	R$ 279	R$ 279